Business Combinations - Acquisition-related costs (Details) - Operating Cost - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 39	$ 13	$ 6
Barrette
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	27	0	0
Other acquisitions
Disclosure of detailed information about business combination [line items]
Acquisition-related costs	$ 12	$ 13	$ 6